Note 3 - Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	September 30, 2025	December 31, 2024
Prepaid clinical trial costs	$1,244,132	$1,524,813
Prepaid insurance premiums	220,090	220,675
Prepaid rent	23,019	13,045
Other prepaid expenses	21,010	10,000
Total prepaid expenses	$1,508,251	$1,768,533

	2024	2023
Prepaid clinical trial costs (current portion)	$1,524,813	$1,282,746
Prepaid insurance premiums	220,675	110,695
Prepaid rent	13,045	13,045
Other prepaid expenses	10,000	26,667
Total prepaid expenses	$1,768,533	$1,433,153

Property, Plant and Equipment [Table Text Block]
	September 30, 2025	December 31, 2024
Equipment and furnishings	$823,023	$795,411
Leasehold improvements	115,605	115,605
Total property and equipment	938,628	911,016
Accumulated depreciation and amortization	(811,568)	(761,042)
Total property and equipment, net	$127,060	$149,974

	2024	2023
Equipment and furnishings	$795,411	$774,758
Leasehold improvements	115,605	115,605
Total property and equipment	911,016	890,363
Accumulated depreciation and amortization	(761,042)	(680,674)
Total property and equipment, net	$149,974	$209,689

Schedule of Other Assets [Table Text Block]
	September 30, 2025	December 31, 2024
Prepaid technology license fees	$50,000	$60,000
Deposits	36,947	11,010
Total other assets	$86,947	$71,010

	2024	2023
Prepaid clinical trial costs (noncurrent portion)	$-	$1,106,778
Prepaid technology license fees	60,000	70,000
Deposits	11,010	11,010
Total other assets	$71,010	$1,187,788

Schedule of Accrued Liabilities [Table Text Block]
	September 30, 2025	December 31, 2024
Payroll-related liabilities	$294,985	$986,691
Other accrued expenses	552,781	270,881
Total accrued expenses	$847,766	$1,257,572

	2024	2023
Payroll-related liabilities	$986,691	$114,337
Other accrued expenses	270,881	602,594
Total accrued expenses	$1,257,572	$716,931